SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
31.	SUBSEQUENT EVENTS

On February 28, 2019, China Medical Service Holdings Ltd.(HK), a subsidiary of the Group, entered into a shares purchase agreement to purchase
20
% equity interests of Zhejiang Haiyang Leasing Co., Ltd (“Zhejiang Haiyang”) at a consideration of the lower of:

1) 20% of the total assets of Zhejiang Haiyang as of December 31, 2018 plus 20% of the audited net profit of Zhejiang Haiyang from January 1, 2019 to the completion day of the transaction, or

2) RMB170,000.